Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets		$ 220	$ 181	$ 74
Interest income on impaired loans	[1]	6,048	$ 6,104	7,387
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 78		$ 81

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,400 for the quarter ended January 31, 2021 (October 31, 2020 – $6,510; January 31, 2020 – $8,115).